Investment In Millburn Multi-Markets Trading L.P. (Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund) (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	90.61%	81.59%
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	35.47%	74.91%
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	55.14%	6.68%